Jul. 22, 2016
Bridge Builder International Equity Fund
Bridge Builder International Equity Fund
BRIDGE BUILDER TRUST

Bridge Builder International Equity Fund

Supplement dated July 22, 2016

to the Prospectus

dated October 28, 2015,

as supplemented April 18, 2016

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

The Prospectus is supplemented as follows:
1. The following paragraph is hereby added after the last paragraph of the sub-section entitled "Geographic Focus Risk" in the section entitled "Principal Risks" under the section entitled "Summary Section."

In June 2016, the United Kingdom ("UK") voted to leave the European Union, which has created a significant degree of uncertainty as to the withdrawal procedures and timeline.  There could be significant negative impacts on the UK and European economies, as well as the global economy, resulting in increased volatility and illiquidity and potentially lower economic growth of markets globally, which may adversely affect the value of the Fund's investments.